[CIRCUIT CITY LETTERHEAD]

May 29, 2008

BY EDGAR TRANSMISSION

Division of Corporation Finance

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Circuit City Stores, Inc.
Definitive Proxy Materials

Ladies and Gentlemen:

We are submitting for filing, pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, a definitive proxy statement and form of proxy with respect to our annual meeting of shareholders to be held on June 24, 2008.

Thank you for your assistance. Please contact me at (804) 486-4806 or jay_oakey@circuitcity.com if you have any questions.

Sincerely,

/s/ John M. Oakey, III

John M. Oakey, III

Assistant General Counsel — Securities

cc:	Reginald D. Hedgebeth
Senior Vice President, General Counsel and Secretary